Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Non-current:
Intangible assets	€ 12,490	€ 12,749
Goodwill	4,536	4,687
Property, plant and equipment	6,155	6,434
Investment property	86	73
Non-current derivative assets	34	98
Deferred tax assets	5	24
Other non-current assets	487	397
Total non-current assets	23,793	24,462
Current:
Current derivative assets	84	102
Current tax assets	15	58
Inventories	1,547	1,608
Amounts receivable from related parties	99	89
Trade accounts receivable	2,685	2,564
Other current assets	659	458
Assets held for sale	33	46
Short-term investments	39	150
Cash and cash equivalents	918	1,563
Total current assets	6,079	6,638
Total assets	29,872	31,100
Non-current:
Borrowings, less current portion	10,224	9,940
Employee benefit liabilities	150	172
Non-current provisions	56	104
Non-current derivative liabilities	147	161
Deferred tax liabilities	3,321	3,498
Non-current tax liabilities	27	30
Other non-current liabilities	59	61
Total non-current liabilities	13,984	13,966
Current:
Current portion of borrowings	470	1,391
Current portion of employee benefit liabilities	7	7
Current provisions	140	246
Current derivative liabilities	99	45
Current tax liabilities	343	301
Amounts payable to related parties	341	373
Trade and other payables	6,185	5,786
Total current liabilities	7,585	8,149
Total liabilities	21,569	22,115
EQUITY
Share capital	5	5
Share premium	308	307
Merger reserves	287	287
Other reserves	(1,585)	(912)
Retained earnings	8,820	8,802
Equity attributable to shareholders	7,835	8,489
Non-controlling interests	468	496
Total equity	8,303	8,985
Total equity and liabilities	€ 29,872	€ 31,100